Subsequent Events (Details) - CNY (¥)			1 Months Ended
	Apr. 11, 2023	Mar. 13, 2023	Mar. 23, 2023
Subsequent Events (Details) [Line Items]
Repayment of a loan		¥ 550,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Payment of transportation fee	¥ 700,000
REIT New Materials Xinyi Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Repayment of a loan			¥ 25,607